UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Instititional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE
ADJUSTABLE RATE INCOME PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited)
July 31, 2009

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.2%
	Banc of America Mortgage Securities Inc.:
$13,882	4.096% due 7/25/33 (a)	$12,689
10,637	5.408% due 2/25/34 (a)	9,591
87,701	4.444% due 2/25/35 (a)	67,565
28,710	Bear Stearns Alternate-A Trust, 1.125% due 11/25/34 (a)	4,690
	Bear Stearns ARM Trust:
57,257	5.321% due 2/25/35 (a)(b)	44,515
212,324	4.039% due 8/25/35 (a)	143,982
187,433	Bear Stearns Asset-Backed Securities Trust, 0.885% due 10/25/33 (a)	123,229
115,068	Bear Stearns Second Lien Trust, 0.505% due 12/25/36 (a)(c)	49,968
	Countrywide Alternative Loan Trust:
153,280	0.519% due 7/20/35 (a)	75,610
415,275	0.615% due 11/20/35 (a)	215,114
183,100	0.555% due 1/25/36 (a)	90,147
186,918	0.495% due 6/25/46 (a)	87,901
256,863	0.475% due 9/25/46 (a)	116,845
398,138	0.445% due 2/25/47 (a)	204,408
	Countrywide Home Loan Mortgage Pass-Through Trust:
53,649	0.785% due 12/25/17 (a)	49,374
29,017	3.666% due 6/19/31 (a)	27,709
181,534	Countrywide Home Loans, 0.535% due 3/25/36 (a)	87,536
172,121	Deutsche Mortgage Securities Inc., 0.735% due 6/25/34 (a)	124,421
	Federal National Mortgage Association (FNMA):
92,812	0.585% due 10/25/35 (a)(d)	89,928
	Grantor Trust:
188,718	5.106% due 10/25/40 (a)(d)	193,444
72,902	5.150% due 3/25/42 (a)(d)	73,825
	REMIC Trust:
96,074	2.411% due 3/25/27 (a)(d)	99,364
26,654	0.585% due 1/25/34 (a)(d)	25,872
151,544	PAC, 0.685% due 8/25/33 (a)(d)	147,244
	Whole Loan:
46,660	0.635% due 9/25/42 (a)(d)	43,459
50,420	5.263% due 1/25/43 (a)(d)	51,355
143,809	First Horizon Alternative Mortgage Securities, 3.701% due 2/25/36 (a)	82,751
	Harborview Mortgage Loan Trust:
343,886	0.619% due 9/19/35 (a)	169,216
227,003	1.059% due 2/19/36 (a)	119,236
123,231	0.469% due 11/19/46 (a)	59,230
385,889	0.439% due 1/25/47 (a)	180,106
308,711	0.459% due 1/25/47 (a)	93,524
308,711	0.489% due 1/25/47 (a)	65,568
	IMPAC CMB Trust:
23,059	1.285% due 10/25/33 (a)	19,489
206,776	0.545% due 11/25/35 (a)	111,166
	IMPAC Secured Assets Corp.:
56,135	1.085% due 11/25/34 (a)	27,206
53,294	0.485% due 5/25/36 (a)	24,263
240,635	Indymac Index Mortgage Loan Trust, 5.254% due 10/25/35 (a)	185,040
46,755	Lehman Structured Securities Corp., 0.625% due 9/26/45 (a)(c)	28,613
242,933	Lehman XS Trust, 0.545% due 2/25/46 (a)	116,059
117,413	MASTR Alternative Loans Trust, PAC, 0.685% due 11/25/33 (a)	107,914
25,237	MASTR ARM Trust, 4.513% due 12/25/33 (a)(b)	18,439
120,253	Merrill Lynch Mortgage Investors Inc., 4.482% due 2/25/35 (a)	99,567
137,458	New York Mortgage Trust Inc., 0.615% due 8/25/35 (a)	101,240
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.2% (continued)
$400,000	Residential Accredit Loans Inc., 0.490% due 9/25/46 (a)	$98,065
	Residential Asset Securitization Trust, PAC:
37,539	0.735% due 11/25/33 (a)	30,234
151,587	0.685% due 5/25/34 (a)	124,600
27,118	Residential Funding Mortgage Securities I Trust, 0.685% due 6/25/33 (a)	26,652
	Sequoia Mortgage Trust:
5,485	3.917% due 9/20/32 (a)	4,670
139,658	0.949% due 6/20/33 (a)	106,090
	Structured ARM Loan Trust:
7,997	0.595% due 2/25/34 (a)	6,530
15,399	0.690% due 6/25/34 (a)	9,740
15,391	2.637% due 11/25/34 (a)	11,512
	Structured Asset Mortgage Investments Inc.:
60,871	0.659% due 12/19/33 (a)	46,125
23,589	4.630% due 8/25/35 (a)(b)	11,958
105,993	0.665% due 12/27/35 (a)	20,630
106,046	3.763% due 12/27/35 (a)(b)	44,349
284,910	0.475% due 7/25/46 (a)	119,503
109,339	0.485% due 9/25/47 (a)	91,250
	Structured Asset Securities Corp.:
38,922	1.285% due 3/25/28 (a)	33,618
79,810	1.225% due 8/25/28 (a)	53,157
18,673	4.124% due 5/25/32 (a)	16,758
65,131	5.001% due 8/25/32 (a)	64,904
18,010	0.785% due 4/25/33 (a)	13,848
58,434	0.685% due 9/25/33 (a)(b)(c)	47,916
95,317	5.494% due 6/25/35 (a)(b)(c)	59,064
15,769	Thornburg Mortgage Securities Trust, 0.735% due 3/25/44 (a)	14,464
137,410	Wachovia Mortgage Loan Trust LLC, 4.213% due 8/20/35 (a)	70,960
	Washington Mutual Inc. Mortgage Pass-Through Certificates:
168,814	2.180% due 5/25/46 (a)	84,935
358,334	2.170% due 8/25/46 (a)	154,374
119,248	5.928% due 9/25/36 (a)	78,625
222,075	0.605% due 8/25/45 (a)	128,059
	Washington Mutual Inc. Pass-Through Certificates:
52,995	4.297% due 11/25/30 (a)	43,756
130,993	0.685% due 7/25/18 (a)	126,094
47,254	2.610% due 4/25/44 (a)	25,269
154,645	0.555% due 12/25/45 (a)	83,126
	Wells Fargo Mortgage Backed Securities Trust:
105,392	4.662% due 11/25/34 (a)	105,173
157,261	PAC, 0.685% due 5/25/33 (a)	155,777

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $10,114,066)	5,980,197

ASSET-BACKED SECURITIES — 19.5%
FINANCIALS — 19.5%
Automobiles — 1.9%
221,334	AmeriCredit Automobile Receivables Trust, 0.384% due 5/6/12 (a)	213,735
170,000	Ford Credit Auto Owner Trust, 2.100% due 11/15/11	170,953

	Total Automobiles	384,688

Credit Card — 2.4%
	Bank of America Credit Card Trust:
210,000	0.298% due 2/15/13 (a)	206,917
140,000	0.868% due 4/15/13 (a)	138,587
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

Face
Amount	Security	Value

Credit Card — 2.4% (continued)
$150,000	Chase Issuance Trust, 1.038% due 6/15/12 (a)	$150,002

	Total Credit Card	495,506

Diversified Financial Services — 0.2%
	Business Loan Express:
93,769	0.935% due 6/25/28 (a)(c)	9,611
32,970	1.238% due 5/15/29 (a)(c)	12,515
26,460	1.085% due 1/25/32 (a)(c)	11,238

	Total Diversified Financial Services	33,364

Home Equity — 13.9%
51,175	Argent Securities Inc., 0.675% due 10/25/34 (a)	25,852
64,730	Asset-Backed Securities Corp., Home Equity Loan Trust, 0.828% due 11/15/31 (a)	42,014
744,859	Bear Stearns Asset-Backed Securities I Trust, 0.685% due 9/25/34 (a)	513,613
	Bear Stearns Asset-Backed Securities Inc.:
41,152	0.765% due 10/25/33 (a)	38,638
174,422	0.735% due 12/25/33 (a)	137,727
136,395	0.785% due 11/25/42 (a)	108,547
77,690	CDC Mortgage Capital Trust, 0.905% due 1/25/33 (a)	55,558
	Countrywide Asset-Backed Certificates:
194,008	0.735% due 11/25/34 (a)	148,081
159,996	0.615% due 7/25/36 (a)(c)	56,311
112,261	0.635% due 5/25/46 (a)(c)	73,058
66,796	Countrywide Home Equity Loan Trust, 0.578% due 12/15/33 (a)	21,056
72,708	EMC Mortgage Loan Trust, 0.835% due 3/25/31 (a)(c)	63,539
71,276	GMAC Mortgage Corp. Loan Trust, 0.495% due 11/25/36 (a)	21,871
141,384	Green Tree, 7.000% due 4/25/38 (a)(c)	143,030
146,307	GSAMP Trust, 0.585% due 5/25/36 (a)(b)(c)	58,444
50,735	IXIS Real Estate Capital Trust, 0.655% due 12/25/35 (a)	48,618
280,916	Lehman XS Trust, 0.525% due 11/25/46 (a)	77,974
133,429	Merrill Lynch Mortgage Investors Trust, 0.565% due 1/25/47 (a)	68,539
390,000	New Century Home Equity Loan Trust, 0.905% due 8/25/34 (a)	212,988
333,474	Option One Mortgage Loan Trust, 1.125% due 2/25/33 (a)	213,126
	RAAC Series:
149,297	0.555% due 5/25/36 (a)(c)	51,523
131,983	0.535% due 2/25/37 (a)(c)	61,640
227,755	0.575% due 1/25/46 (a)(c)	139,952
	Renaissance Home Equity Loan Trust:
135,432	0.725% due 8/25/33 (a)	79,462
170,635	0.785% due 12/25/33 (a)	120,781
59,538	Residential Asset Securities Corp., 0.785% due 7/25/32 (a)	22,837
	SACO I Trust:
62,665	0.565% due 11/25/20 (a)	25,540
5,607	0.485% due 4/25/35 (a)(c)	2,236
26,048	0.805% due 9/25/35 (a)	8,049
149,011	0.435% due 4/25/36 (a)	18,018
114,080	0.545% due 6/25/36 (a)	37,719
16,842	Saxon Asset Securities Trust, 0.785% due 3/25/32 (a)	11,708
24	Soundview Home Equity Loan Trust, 0.764% due 8/25/31 (a)	24
4,045	Specialty Underwriting & Residential Finance Trust, 0.965% due 1/25/34 (a)	1,314
43,157	Structured Asset Investment Loan Trust, 0.965% due 1/25/33 (a)	26,344
184,785	Truman Capital Mortgage Loan Trust, 0.715% due 3/25/37 (a)(c)	109,947
26,983	Wachovia Asset Securitization Inc., 0.575% due 3/25/33 (a)	15,797

	Total Home Equity	2,861,475

Student Loan — 1.1%
117,524	Carrington Mortgage Loan Trust, 0.605% due 10/25/35 (a)	102,318
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

Face
Amount	Security	Value

Student Loan — 1.1% (continued)
$121,481	SLM Student Loan Trust, 0.594% due 10/25/16 (a)	$121,362

	Total Student Loan	223,680

	TOTAL ASSET-BACKED SECURITIES (Cost — $6,159,846)	3,998,713

COLLATERALIZED SENIOR LOANS — 12.7%
CONSUMER DISCRETIONARY — 5.3%
Media — 3.3%
492,500	Charter Communications, Term Loan B, 6.250% due 3/15/14 (a)(e)	461,226
478,070	Idearc Inc., Term Loan B, 3.456% due 11/1/14 (a)(e)	220,709

	Total Media	681,935

Multiline Retail — 2.0%
500,000	Neiman Marcus Group Inc., Term Loan B, 2.908% due 3/13/13 (a)(e)	412,032

	TOTAL CONSUMER DISCRETIONARY	1,093,967

HEALTH CARE — 2.1%
Health Care Providers & Services — 2.1%
459,819	Health Management Association, Term Loan B, 2.348% due 1/16/14 (a)(e)	428,135

MATERIALS — 1.9%
Paper & Forest Products — 1.9%
397,821	Georgia-Pacific Corp., Term Loan, 2.557% due 12/23/13 (a)(e)	384,892

TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.6%
340,645	Cablevision Systems Corp., Term Loan B, 2.081% due 3/30/13 (a)(e)	329,914

UTILITIES — 1.8%
Independent Power Producers & Energy Traders — 1.8%
387,248	NRG Energy Inc., Term Loan, 6.237% due 2/1/13 (a)(e)	368,176

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $2,959,820)	2,605,084

CORPORATE BONDS & NOTES — 14.9%
CONSUMER DISCRETIONARY — 1.3%
Automobiles — 1.0%
200,000	DaimlerChrysler NA, LLC/Daimler Finance N.A., LLC, Medium-Term Notes, 1.466% due 8/3/09 (a)	200,000

Diversified Consumer Services — 0.0%
5,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	5,113

Hotels, Restaurants & Leisure — 0.1%
5,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (c)	5,087
50,000	Station Casinos Inc., Senior Notes, 6.000% due 4/1/12 (f)(g)	15,250

	Total Hotels, Restaurants & Leisure	20,337

Media — 0.2%
5,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	4,650
15,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (f)(g)	1,931
20,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	19,250
10,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (f)	650
5,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (c)	5,350
5,000	Virgin Media Finance PLC, Senior Bonds, 9.500% due 8/15/16	5,150

	Total Media	36,981

Multiline Retail — 0.0%
5,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	5,600
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

Face
Amount	Security	Value

Multiline Retail — 0.0% (continued)
$5,246	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (e)	$3,908

	Total Multiline Retail	9,508

	TOTAL CONSUMER DISCRETIONARY	271,939

ENERGY — 2.2%
Energy Equipment & Services — 0.0%
5,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	4,300

Oil, Gas & Consumable Fuels — 2.2%
5,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	4,425
10,000	Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18	9,450
10,000	El Paso Corp., Senior Notes, 8.250% due 2/15/16	10,250
10,000	Enterprise Products Operating LLP, Subordinated Notes, 7.034% due 1/15/68 (a)	8,112
5,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,925
5,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	3,325
410,000	Pemex Project Funding Master Trust, Senior Notes, 1.250% due 12/3/12 (a)(c)	391,550
10,000	SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16 (c)	10,150
10,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	11,305

	Total Oil, Gas & Consumable Fuels	453,492

	TOTAL ENERGY	457,792

FINANCIALS — 8.1%
Capital Markets — 0.9%
200,000	Kaupthing Bank HF, Senior Notes, 5.750% due 10/4/11 (c)(f)(g)	31,000
150,000	UBS AG Stamford CT, Senior Notes, 1.415% due 4/22/10 (a)	149,783

	Total Capital Markets	180,783

Commercial Banks — 3.4%
150,000	Barclays Bank PLC, Senior Notes, 0.775% due 4/10/12 (a)(b)(c)	150,601
200,000	Glitnir Banki HF, Senior Notes, 3.255% due 1/18/12 (a)(c)(f)(g)	41,000
200,000	ING Bank NV, Senior Notes, 2.625% due 2/9/12 (c)	202,505
200,000	Landsbanki Islands HF, Senior Notes, 6.059% due 8/25/09 (a)(c)(f)(g)	7,000
200,000	Royal Bank of Scotland PLC, Notes, 1.638% due 5/11/12 (a)(c)	201,549
100,000	VTB Capital SA, Loan Participation Notes, 2.716% due 11/2/09 (a)(b)(c)	99,978

	Total Commercial Banks	702,633

Consumer Finance — 1.2%
	GMAC LLC:
180,000	Notes, 2.200% due 12/19/12	180,680
70,000	Senior Notes, 7.500% due 12/31/13 (c)	60,200

	Total Consumer Finance	240,880

Diversified Financial Services — 1.9%
10,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (c)	8,450
210,000	General Electric Capital Corp., Senior Notes, 2.125% due 12/21/12	209,980
177,000	JPMorgan Chase Bank N.A., Medium-Term Notes, 3.806% due 2/11/11 (a)	172,225

	Total Diversified Financial Services	390,655

Real Estate Management & Development — 0.0%
10,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	2,850

Thrifts & Mortgage Finance — 0.7%
150,000	Societe Financement de l’Economie Francaise (SFEF), Senior Bonds, 0.713% due 7/16/12 (a)(b)(c)	150,701

	TOTAL FINANCIALS	1,668,502

HEALTH CARE — 0.7%
Health Care Providers & Services — 0.7%
5,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,925
97,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (e)	101,365
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

Face
Amount	Security	Value

Health Care Providers & Services — 0.7% (continued)
$30,000	Tenet Healthcare Corp., Senior Secured Notes, 8.875% due 7/1/19 (c)	$31,800
5,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (a)(e)	4,275

	Total Health Care Providers & Services	142,365

Pharmaceuticals — 0.0%
10,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (f)(g)	50

	TOTAL HEALTH CARE	142,415

INDUSTRIALS — 0.2%
Aerospace & Defense — 0.0%
10,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (e)	4,850

Airlines — 0.0%
10,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (c)	5,950

Commercial Services & Supplies — 0.1%
10,000	RSC Equipment Rental Inc., Senior Notes, 9.500% due 12/1/14	8,625

Road & Rail — 0.0%
5,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16 (c)	5,350

Trading Companies & Distributors — 0.1%
5,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	4,225
10,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)(g)	3,700

	Total Trading Companies & Distributors	7,925

Transportation Infrastructure — 0.0%
5,000	Swift Transportation Co., Senior Secured Notes, 8.633% due 5/15/15 (a)(c)	2,225

	TOTAL INDUSTRIALS	34,925

INFORMATION TECHNOLOGY — 0.1%
IT Services — 0.1%
10,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	10,300

MATERIALS — 0.2%
Chemicals — 0.0%
5,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (g)	3,225

Containers & Packaging — 0.0%
5,000	Graham Packaging Co. L.P., Senior Notes, 8.500% due 10/15/12	4,988

Metals & Mining — 0.1%
10,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	10,615
5,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	4,475
5,000	Teck Resources Ltd., Senior Secured Notes, 9.750% due 5/15/14 (c)	5,588

	Total Metals & Mining	20,678

Paper & Forest Products — 0.1%
5,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11 (g)	3,562
5,000	NewPage Corp., Senior Secured Notes, 7.278% due 5/1/12 (a)	2,125
5,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	3,775

	Total Paper & Forest Products	9,462

	TOTAL MATERIALS	38,353

TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.2%
15,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	16,050
5,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	4,387
5,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	5,100
20,000	Qwest Corp., Senior Notes, 3.879% due 6/15/13 (a)	18,900

	Total Diversified Telecommunication Services	44,437

Wireless Telecommunication Services — 1.0%
5,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (c)	5,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

Face
Amount	Security	Value

Wireless Telecommunication Services — 1.0% (continued)
$200,000	Vodafone Group PLC, Notes, 0.940% due 2/27/12 (a)	$195,091

	Total Wireless Telecommunication Services	200,091

	TOTAL TELECOMMUNICATION SERVICES	244,528

UTILITIES — 0.9%
Electric Utilities — 0.1%
42,250	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16 (e)	23,871

Independent Power Producers & Energy Traders — 0.8%
40,000	AES Corp., Senior Notes, 7.750% due 10/15/15	38,900
15,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	12,019
20,000	Edison Mission Energy, Senior Notes, 7.625% due 5/15/27	13,200
127,200	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (e)	94,764
10,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	9,675

	Total Independent Power Producers & Energy Traders	168,558

	TOTAL UTILITIES	192,429

	TOTAL CORPORATE BONDS & NOTES (Cost — $3,772,093)	3,061,183

MORTGAGE-BACKED SECURITIES — 2.5%
FHLMC — 0.5%
105,782	Federal Home Loan Mortgage Corp. (FHLMC), 3.857% due 1/1/27 (a)(d)	107,744

FNMA — 2.0%
395,995	Federal National Mortgage Association (FNMA), 5.165% due 9/1/35 (a)(d)	412,564

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $503,990)	520,308

SOVEREIGN BOND — 0.3%
Russia — 0.3%
58,560	Russian Federation, 7.500% due 3/31/30 (c) (Cost — $66,287)	59,790

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.0%
U.S. Government Agencies — 16.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
79,145	4.142% due 2/1/23 (a)(d)	80,003
173,145	4.017% due 4/1/26 (a)(d)	176,520
34,047	3.436% due 7/1/29 (a)(d)	34,491
48,699	4.296% due 8/1/30 (a)(d)	49,469
26,276	4.948% due 10/1/33 (a)(d)	27,000
127,101	One Year LIBOR, 4.175% due 5/1/33 (a)(d)	131,383
	Federal National Mortgage Association (FNMA):
122,134	12.000% due 4/20/16 (d)	139,993
	One Year CMT ARM:
117,526	3.562% due 8/1/15 (a)(d)	116,812
103,092	2.217% due 4/1/20 (a)(d)	102,255
133,212	4.474% due 11/1/25 (a)(d)	133,465
180,119	4.153% due 1/1/26 (a)(d)	181,820
210,906	3.971% due 7/1/26 (a)(d)	213,868
580,237	3.833% due 5/1/28 (a)(d)	581,280
55,359	4.361% due 5/1/28 (a)(d)	55,959
93,859	4.177% due 9/1/30 (a)(d)	95,472
30,889	4.563% due 9/1/32 (a)(d)	31,586
6,584	4.040% due 1/1/33 (a)(d)	6,666
21,065	4.107% due 2/1/33 (a)(d)	21,635
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 16.0% (continued)
$25,049	2.981% due 5/1/33 (a)(d)	$25,236
108,274	4.715% due 9/1/33 (a)(d)	110,172
	One Year LIBOR:
8,164	5.138% due 1/1/33 (a)(d)	8,271
75,837	3.837% due 7/1/33 (a)(d)	77,463
47,296	5.191% due 10/1/33 (a)(d)	48,513
157,005	4.697% due 10/1/34 (a)(d)	159,970
	Six Month LIBOR:
78,968	2.863% due 4/1/33 (a)(d)	79,186
35,224	3.512% due 5/1/33 (a)(d)	35,728
14,788	3.250% due 6/1/33 (a)(d)	15,138
220,825	4.506% due 10/1/34 (a)(d)	224,644
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
54,931	5.375% due 5/20/26 (a)	56,515
18,334	5.375% due 5/20/32 (a)	18,839
103,666	4.000% due 1/20/35 (a)	105,092
132,286	2.625% due 2/20/35 (a)	131,793

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,265,312)	3,276,237

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.4%
79,556	U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17 (h) (Cost — $77,995)	83,186

Shares

WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
4	Buffets Restaurant Holdings, Expires 4/28/14(b)(g) * (Cost — $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $26,919,409)	19,584,698

Face
Amount

SHORT-TERM INVESTMENTS — 4.2%
U.S. Government Obligation — 2.0%
$400,000	U.S. Treasury Bills, 0.267% due 11/12/09 (i) (Cost — $399,701)	399,801

Repurchase Agreement — 2.2%
458,000	Morgan Stanley tri-party repurchase agreement dated 7/31/09, 0.150% due 8/3/09; Proceeds at maturity — $458,006; (Fully collateralized by U.S. government agency obligation, 6.750% due 9/15/29; Market value — $477,954) (Cost — $458,000)	458,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $857,701)	857,801

	TOTAL INVESTMENTS — 99.7% (Cost — $27,777,110#)	20,442,499
	Other Assets in Excess of Liabilities — 0.3%	56,293

	TOTAL NET ASSETS — 100.0%	$20,498,792

See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security is currently in default.

(g)	Illiquid security.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	—	Adjustable Rate Mortgage

CDC	—	Capital Mortgage

CMB	—	Cash Management Bill

CMT	—	Constant Maturity Treasury

GMAC	—	General Motors Acceptance Corp.

GSAMP	—	Goldman Sachs Alternative Mortgage Products

LIBOR	—	London Interbank Offered Rate

MASTR	—	Mortgage Asset Securitization Transactions Inc.

PAC	—	Planned Amortization Class

REMIC	—	Real Estate Mortgage Investment Conduit
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Adjustable Rate Income Portfolio (the “Portfolio”) is a separate diversified series of the Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Long-term investments:
Collateralized mortgage obligations	—	$5,980,197	—	$5,980,197
Asset-backed securities	—	3,998,713	—	3,998,713
Collateralized senior loans	—	2,605,084	—	2,605,084
Corporate bonds & notes	—	2,759,882	$301,301	3,061,183
Mortgage-backed securities	—	520,308	—	520,308
Sovereign bond	—	59,790	—	59,790
U.S. government & agency obligations	—	3,276,237	—	3,276,237
U.S. treasury inflation protected securities	—	83,186	—	83,186
Warrants	—	—	0	0

Total long-term investments:	—	19,283,397	301,301	19,584,698

Short-term investments:
U.S. government obligation	—	399,801	—	399,801
Repurchase Agreement	—	458,000	—	458,000

Total short-term investments	—	857,801	—	857,801

Total investments	—	$20,141,198	$301,301	$20,442,499

Other Financial Instruments:
Futures Contracts	$(7,127)	—	—	(7,127)

Total	$(7,127)	$20,141,198	$301,301	$20,435,372

Notes to Schedule of Investments (unaudited) (continued)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized		Corporate
	Mortgage	Asset-Backed	Bonds &
Investments in Securities	Oblications	Securities	Notes	Warrants	TOTAL

Balance as of October 31, 2008	$96,701	$297,057	—	—	$393,758

Accrued premiums/discounts	—	80	—	—	80

Realized gain/(loss)	(242)	1,342	—	—	1,100

Change in unrealized appreciation (depreciation)(1)	(25,266)	(31,969)	$422	—	(56,813)

Net purchases (sales)	(12,129)	(65,036)	300,879	—	223,714

Net transfers in and/or out of Level 3	(59,064)	(201,474)	—	0	(260,538)

Balance as of July 31, 2009	—	—	$301,301	0	$301,301

Net unrealized appreciation (depreciation) for investments in securities still held at July 31, 2009(1)	—	—	$422	0	$422

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(d) Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed.

Notes to Schedule of Investments (unaudited) (continued)
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$85,664
Gross unrealized depreciation	(7,420,275)

Net unrealized depreciation	$(7,334,611)

At July 31, 2009, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
90 Day Eurodollar	7	3/10	$1,729,282	$1,732,763	$3,481
90 Day Eurodollar	16	9/10	3,927,522	3,929,200	1,678
U.S. Treasury 2-Year Notes	6	9/09	1,298,311	1,299,469	1,158
U.S. Treasury 5-Year Notes	17	9/09	1,974,952	1,961,508	(13,444)

Net Unrealized Loss on Open Futures Contracts					$(7,127)

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at July 31, 2009.

	Futures Contracts
Primary Underlying Risk	Unrealized	Unrealized
Disclosure	Appreciation	Depreciation	Total

Interest Rate Contracts	—	(7,127)	(7,127)

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: September 28, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer
Date: September 28, 2009